SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital. The Company's objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders. As at December 31, 2023, the Company is not subject to externally imposed capital requirements.

(b) Public Offerings

On March 22, 2022, the Company completed a prospectus equity financing with the offering co-led by BMO Capital Markets and PI Financial Corp., together with a syndicate of underwriters consisting of CIBC World Markets Inc., B. Riley Securities Inc., and H.C. Wainwright & Co., LLC. The Company issued a total of 9,293,150 common shares at a price of $4.95 per share for aggregate gross proceeds of $46,001, less commission of $2,524 and recognized $361 of other transaction costs related to the financing as share issuance costs, which have been presented net within share capital.

In June 2023, the Company filed a short form base shelf prospectus ("Base Shelf") that qualified for the distribution of up to $200 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the "Securities") over a 25 month period. The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws. The distribution of Securities could be effected from time to time in one or more transactions at a fixed price or prices, which could be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are "At-The-Market" ("ATM") distributions.

On June 27, 2023, the Company entered into an ATM equity facility (the "June 2023 ATM Facility") with BMO Capital Markets (the lead agent), CIBC World Markets Inc, TD Securities (USA) LLC, National Bank of Canada Financial Inc., Raymond James (USA) Inc., B. Riley Securities Inc. and H.C. Wainwright & Co. LLC. (collectively, the "Agents"). Under the terms of this ATM facility, the Company could, from time to time, sell common stock having an aggregate offering value of up to $60 million on the New York Stock Exchange. The Company determined, at its sole discretion, the timing and number of shares to be sold under the ATM facility.

During the year ended December 31, 2023, the Company issued 23,428,572 common shares under the June 2023 ATM Facility at an average price of $2.47 per share for gross proceeds of $57,906, less commission of $1,158 and recognized $526 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

On December 18, 2023, the Company entered into an ATM equity facility (the "December 2023 ATM Facility") with BMO Capital Markets (the lead agent), TD Securities (USA) LLC, CIBC World Markets Inc., Raymond James (USA) Inc., B. Riley Securities Inc. H.C. Wainwright & Co. LLC., A.G.P./Alliance Global Partners and Stifel Nicolaus Canada Inc. (collectively, the "Agents"). Under the terms of this ATM facility, the Company can, from time to time, sell common stock having an aggregate offering value of up to $60 million on the New York Stock Exchange. The Company determines, at its sole discretion, the timing and number of shares to be sold under the ATM facility.

During the year ended December 31, 2023, the Company issued 2,311,621 common shares under the December 2023 ATM Facility at an average price of $2.06 per share for gross proceeds of $4,750, less commission of $95 and recognized $211 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

Subsequent to December 31, 2023 an additional 15,861,552 common shares were issued under the December 2023 ATM Facility at an average price of $1.51 per share for gross proceeds of $23,906 less commission of $478.

(c) Stock Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company's current stock option plan, approved by the Company's shareholders in fiscal 2009 and amended and re-ratified in 2021, at exercise prices determined by reference to the market value on the date of grant. The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 5.0% of the issued and outstanding shares at any time. Prior to the 2021 amendment, the plan allowed for the granting of up to 7.0% of the issued and outstanding shares at any time.

The following table summarizes the status of the Company's stock option plan and changes during the years 2023 and 2022.

Expressed in Canadian dollars	Years ended
	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,899,630	$4.09	3,848,200	$3.68
Granted	1,079,000	$4.12	736,986	$6.24
Exercised	(1,097,900)	$3.05	(569,200)	$3.57
Expired and forfeited	(392,439)	$5.76	(116,356)	$6.63
Outstanding, end of the year	3,488,291	$4.24	3,899,630	$4.09

Options exercisable at the end of the year	2,798,934	$4.18	3,374,459	$3.74

During the year ended December 31, 2023, the weighted-average share price at the date of exercise was CAN$4.49 (December 31, 2022 - CAN$6.77)

The following table summarizes the information about stock options outstanding at December 31, 2023:

Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2023	(Number of Years)	Price	December 31, 2023	Price
$2.00 - $2.99	960,600	1.2	$2.14	960,600	$2.14
$3.00 - $3.99	432,400	0.2	$3.23	432,400	$3.23
$4.00 - $4.99	954,000	4.2	$4.12	381,600	$4.12
$5.00 - $5.99	60,000	1.7	$5.60	60,000	$5.60
$6.00 - $6.99	1,081,291	2.7	$6.54	964,334	$6.58
	3,488,291	2.4	$4.24	2,798,934	$4.18

During the year ended December 31, 2023, the Company recognized share-based compensation expense of $1,537 (December 31, 2022 - $1,642) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Years ended
	December 31, 2023	December 31, 2022
Weighted-average fair value of options in CAN$	$2.21	$3.17
Risk-free interest rate	3.84%	2.19%
Expected dividend yield	0%	0%
Expected stock price volatility	70%	67%
Expected options life in years	3.79	3.80

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2023, the unvested stock option expense not yet recognized was $392 (December 31, 2022 - $442) which is expected to be recognized over the next 15 months.

(d) Share Units Plan

On March 23, 2021 the Company adopted an equity-based Share Unit Plan ("SUP"), which was approved by the Company's shareholders on May 12, 2021. The SUP allows for, with approval by the Board, granting of Performance Share Units ("PSU"s) and Deferred Share Units ("DSU"s), to its directors, officers, employees to acquire up to 1.5% of the issued and outstanding shares. The SUP incorporates all existing PSUs under the former PSU plan and any new DSUs granted and are to be subject to cash, share settlement or a combination of cash and share procedures at the discretion of the Board of Directors.

Performance Share Units

The PSUs granted are subject to a performance payout multiplier between 0% and 200% based on the Company's total shareholder return at the end of a three-year period, relative to the total shareholder return of the Company's peer group.

	Years ended
	December 31,	December 31,
	2023	2022
	Number of units	Number of units
Outstanding, beginning of year	1,158,000	1,639,000
Granted	471,000	316,000
Cancelled	(140,000)	-
Settled for shares	(611,000)	(797,000)
Outstanding, end of year	878,000	1,158,000

There were 471,000 PSUs granted during the year ended December 31, 2023 (December 31, 2022 - 316,000) under the SUP. The PSUs vest at the end of a three-year period if certain pre-determined performance and vesting criteria are achieved. Performance criteria are based on the Company's share price performance relative to a representative group of other mining companies. 194,000 PSUs vest on March 4, 2024, 215,000 PSUs vest on March 24, 2025, and 409,000 PSUs vest on March 7, 2026 and 60,000 will vest once certain performance criteria are met.

On March 2, 2023, PSUs granted in 2020 vested with a payout multiplier of 200% based on the Company's shareholder return, relative to the total shareholder return of the Company's peer group over the three-year period and 205,918 PSUs were settled, through the issuance of 411,836 common shares and 405,082 PSUs were settled for $2,412 cash.

On August 16, 2022, vesting was accelerated on a pro-rata basis for 195,000 PSUs granted in 2020 and 67,000 PSUs granted in 2021. During 2023, 350,829 shares were issued for the settlement of these PSUs.

During the year ended December 31, 2023, the Company recognized share-based compensation expense of $1,413 related to the PSUs (December 31, 2022 - $1,713).

Deferred Share Units

The DSUs granted are vested immediately and are redeemable for shares at the time of a director's retirement.

	Years ended
	December 31, 2023	December 31, 2022
	Number of units	Number of units

Outstanding, beginning of year	104,596	-
Granted	225,482	109,634
Settled for shares	-	(5,038)
Outstanding, end of year	330,078	104,596

There were 225,482 DSUs granted during the year ended December 31, 2023 (December 31, 2022 - 109,634) under the SUP. During the year ended December 31, 2023, the Company recognized share-based compensation expense of $667 related to the DSUs (December 31, 2022 - $523).

(e) Deferred Share Units - Cash Settled

The Company previously had a Deferred Share Unit ("DSU") plan whereby deferred share units were granted to independent directors of the Company in lieu of compensation in cash or share purchase options. These DSUs vested immediately and are redeemable for cash, based on the market value of the units at the time of a director's retirement. Upon adoption of the SUP plan in March 2021, no new DSUs will be granted under this cash settled plan.

Expressed in Canadian dollars	Years ended
	December 31, 2023		December 31, 2022
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,348,765	$3.24
Redeemed	-	-	(304,561)	$3.41
Outstanding, end of year	1,044,204	$3.19	1,044,204	$3.19

Fair value at year end	1,044,204	$2.60	1,044,204	$4.38
During the year ended December 31, 2023, the Company recognized a mark to market recovery on director's compensation related to these DSUs, which is included in general and administrative salaries, wages and benefits, of $1,327 (December 31, 2022 - a recovery of $885) based on the change in the fair value of the DSUs granted in prior years. As of December 31, 2023, there are 1,044,204 deferred share units outstanding (December 31, 2022 - 1,044,204) with a fair market value of $2,048 (December 31, 2022 - $3,375) recognized in accounts payable and accrued liabilities.

(f) Share Appreciation Rights

As part of the Company's bonus program, the Company may grant share appreciation rights ("SARs") to its employees in Mexico and Chile. The SARs are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company's common shares between the SARs grant date and the exercise date.

	Years ended
	December 31, 2023		December 31, 2022
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	181,739	$5.12	113,670	$5.40
Granted	-	-	148,030	$4.62
Exercised	-	-	(5,726)	$3.17
Cancelled	(130,390)	$5.13	(74,235)	$4.72
Outstanding, end of year	51,349	$5.09	181,739	$5.12

Exercisable at the end of the year	43,870	$5.09	101,066	$5.18

During the year ended December 31, 2023, the Company recognized a recovery related to SARs, which is included in operation and exploration salaries, wages and benefits, of $64 (December 31, 2022 - an expense of $1) based on the change in the fair value of the SARs granted in prior years. As of December 31, 2023, there are 51,349 SARs outstanding (December 31, 2022 - 181,739) with a fair market value of $43 (December 31, 2022 - $111) recognized in accounts payable and accrued liabilities.

The SARs were valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortized the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(g) Diluted Earnings per Share

	Years ended
	December 31, 2023	December 31, 2022

Net earnings	$6,123	$6,201
Basic weighted average number of shares outstanding	196,018,623	183,009,339
Effect of dilutive securities:
Stock options	538,097	1,077,699
Equity settled deferred share units	330,079	104,596
Performance share units	878,000	1,158,000
Diluted weighted average number of share outstanding	197,764,799	185,349,634

Diluted earnings per share	$0.03	$0.03

As of December 31, 2023, there are 2,950,194 anti-dilutive stock options (December 31, 2022 - 2,821,931).